Putnam
New York
Tax Exempt
Money Market Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-02

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

During Putnam New York Tax Exempt Money Market Fund's fiscal year ended November 30, 2002, money market funds remained popular repositories for the assets of investors seeking to ride out the ongoing volatility in the equity markets. Your fund's managers encountered their share of challenges in this environment as low interest rates and declining issuances made the task of maintaining a high possible level of current income somewhat difficult.

The task facing money market portfolio managers has been particularly difficult in New York, where the state's above-average individual income tax levels encourage more taxpayers to seek relief wherever they can find it. Among the most popular places, of course, are money market funds, where investor demand has been especially great, creating intense competition among funds for appropriate issues. Despite these pressures, your fund's managers have continued to insist on investing only in securities of the highest quality.

During the period, the team made some subtle shifts in strategy. In the following report, the managers provide a detailed review of the factors that most significantly affected fund performance during the period and offer their thoughts on prospects for the fiscal year that has just begun.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
January 15, 2003

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Tax Exempt Fixed-Income Team

When it comes to selecting investments for Putnam New York Tax Exempt Money Market Fund, we've always considered quality to be a top priority. Consequently, each holding is either insured, approved by internal credit analysts, or backed by a letter of credit from an approved liquidity provider.* We think this conservative focus proved rewarding during the past year, when corporate malfeasance, global uncertainty, and a delayed economic recovery created a challenging investment environment for investors and municipal issuers alike. While our low-risk strategy maintained the fund's $1.00 net asset value, it did contribute, in part, to the fund's slight underperformance relative to the average for its Lipper category for the year ended November 30, 2002. Please refer to page 6 for performance information.

The historic fall in interest rates over the course of your fund's fiscal year has dramatically narrowed the yield-spread differential between taxable and tax-free money market securities. This event has given rise to a favorable after-tax comparison for Putnam New York Tax Exempt Money Market Fund. Assuming the maximum combined 45.05% federal, New York state, and New York City tax rate, the tax-equivalent 7-day yield of your fund was 0.78% at net asset value on November 30, 2002, almost double its actual 7-day yield of 0.43% at net asset value.

Total return for 12 months ended 11/30/02

                                  NAV
-----------------------------------------------------------------------
                                 0.81%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

*Individual securities may have guarantees but shares of a mutual fund do not.


* SLOW GROWTH KEEPS INTEREST RATES LOW

Early in the fund's fiscal year, which ended November 30, 2002, there were indications that the U.S. economy was poised to recover in the second half of 2002. The Federal Reserve Board, with its neutral bias, seemed to forecast improving fundamentals and investors were beginning to anticipate the likelihood of rising interest rates in response to signs of stronger economic growth. We believed that the market's expectations were premature and took advantage of the rise in short-term rates by purchasing daily and weekly variable-rate demand notes (VRDNs). These short-term instruments helped the fund respond more readily to the potential for rising interest rates. By the middle of the fund's fiscal year, the portfolio's average days to maturity -- the average time it takes for the principal amount of the fund's debt securities to come due -- stood at 25 days.

During the summer months, a stream of disheartening news concerning corporate accounting at several high-profile companies, continuing layoffs, and slowed consumer spending thoroughly doused the premature optimism. The deterioration in economic fundamentals contributed to a steady decline in consumer confidence and corporate profits. By October, economic weakness prompted the Fed to become cautious, and investors began to anticipate another Fed easing. This expectation of a rate reduction caused the yield curve to become inverted. During this time, we thought that a drop in short-term rates was unlikely and bought money market-eligible instruments, such as notes and mandatory put bonds, as portfolio holdings matured.

However, on November 6, the Federal Reserve Board surprised many market observers and reduced short-term rates by 50 basis points, or half a percentage point, to 1.25% -- hitting 40-year lows. During the course of the fund's fiscal year, the dramatic fall in short-term interest rates directly affected your fund's 30-day yield, which fell from 1.21% on November 30, 2001, to 0.64% on November 30, 2002.

* HIGH DEMAND, LIMITED INVESTMENT OPPORTUNITIES COMPLICATE INCOME STRATEGY

With interest rates trending down, our efforts to selectively extend the average days to maturity helped to lock in higher yields. However, while the amount of new issuance coming to market has been moderate, our efforts to find attractive investments have been stymied by excess demand. Bondholders seeking to reinvest proceeds from maturing instruments or from bonds called in or retired prior to the stated maturity have driven up prices for money market securities.

Fund Profile

Putnam New York Tax Exempt Money Market Fund is designed for investors seeking current income exempt from state, federal, and New York City personal income tax consistent with capital preservation, stability of principal, and maintenance of liquidity.

In addition, we've seen an increase in retail demand for tax-free money market-eligible securities, as more investors seek conservative alternatives to the stock market's volatility. Tax rates in New York are above the national average -- making tax relief an important investment strategy, and which we believe has led to below-national-average yields across New York's tax-free money market. This imbalance is keeping short-term yields historically low. (High demand pushes prices up, which forces yields down.)

Even when we find acceptable securities for your fund, we have often been reluctant to pay the higher prices associated with these securities, given their lower yields. We continue to pursue our small-lot strategy, in which we buy bundles of tax-exempt money market instruments with values ranging between $1 million and $2 million. These smaller blocks of securities typically offer higher yields than larger lots of the same issuance.

We were able to find several school district bonds to implement this strategy, including the Greenwich Central School District general obligation bonds and White Plains general obligation bonds, which mature on 6/15/03 and 5/15/03, respectively. We also added mandatory put bonds, which require the holder of the securities to redeem them at par at predetermined intervals. The New York State general obligations, with a yield of 1.5% at time of purchase and a mandatory put date of 10/9/03, and the New York State Environmental general obligations, with a yield of 1.48% at time of purchase and a mandatory put date of 10/2/03, exemplify this strategy. The presence of these notes and puts helped push the fund's average days to maturity to 53 days by November 30, 2002.

We continue to buy daily and weekly variable-rate demand notes. As of the close of the fund's fiscal year, weekly and daily VRDNs were trading at an attractive yield premium to most one-year tax-exempt notes. On November 30, 88% of the portfolio's market value (86% of net assets) was invested in variable-rate demand notes.

* CAUTIOUS OUTLOOK UNTIL UNCERTAINTY CLEARS

As we look to the fund's new fiscal year, we're maintaining our neutral view of the markets. With so much in question as of this writing -- from the direction of interest rates to the potential for an outbreak of renewed hostilities in the Middle East -- there is far too much uncertainty to take on unnecessary risk. We believe such a cautious approach will maximize the fund's flexibility and enable us to move quickly if interest rates start to rise. Once the direction of interest rates becomes more apparent, we'll be looking for opportunities to augment the fund's income stream by locking in longer-maturity instruments should interest rates begin to rise. In the meantime, we expect to continue to either maintain or extend the average days to maturity by investing selectively in the coming months.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/02, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one state and involves more risk than a fund that invests more broadly. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

The fund is managed by the Putnam Tax Exempt Fixed-Income Team. The members of the team are Joyce Dragone (Portfolio Leader), Richard Wyke (Portfolio Member), Paul Drury, David Hamlin, Jerome Jacobs, and Susan McCormack.



PERFORMANCE COMPARISONS (11/30/02)

                                 Current    After-tax    After-tax
                                 return 1   return 2     return 3
-----------------------------------------------------------------------
Passbook savings account          0.70%       0.38%        0.40%
-----------------------------------------------------------------------
Taxable money market account      1.03%       0.57%        0.59%
-----------------------------------------------------------------------
3-month certificate of deposit    1.38%       0.76%        0.79%
-----------------------------------------------------------------------
Putnam New York Tax Exempt
Money Market Fund (7-day yield)   0.43%       0.43%        0.43%
-----------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

1 Sources: FleetBoston (passbook savings), Federal Reserve (3-month CDs),
  IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).

2 After-tax return assumes a combined 45.05% federal, state, and city tax rate, based on 2002 rates.

3 After-tax return assumes a combined 42.81% federal and state tax rate, based on 2002 rates.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 11/30/02

                                              Lipper New York
                                Fund shares  Tax Exempt Money      Consumer
                                  at NAV    Market Fund Average  price index
-------------------------------------------------------------------------------
1 year                             0.81%          0.91%             2.25%
-------------------------------------------------------------------------------
5 years                           12.35          12.78             12.24
Annual average                     2.36           2.43              2.34
-------------------------------------------------------------------------------
10 years                          27.24          28.45             27.73
Annual average                     2.44           2.53              2.48
-------------------------------------------------------------------------------
Annual average
(life of fund, since 10/26/87)     3.07           3.12              3.07
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current 7-day yield 1              0.43
-------------------------------------------------------------------------------
Taxable
equivalent 2                       0.78
-------------------------------------------------------------------------------
Taxable
equivalent 3                       0.75
-------------------------------------------------------------------------------
Current 30-day yield 1             0.64
-------------------------------------------------------------------------------
Taxable
equivalent 2                       1.16
-------------------------------------------------------------------------------
Taxable
equivalent 3                       1.12
-------------------------------------------------------------------------------

Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

1 The current 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance. Yield data more closely reflects the current earnings of the fund.

2 After-tax return assumes a combined 45.05% federal, state, and city tax rate, based on 2002 rates.

3 After-tax return assumes a combined 42.81% federal and state tax rate, based on 2002 rates.

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return will fluctuate.

Performance is calculated at net asset value. There is no sales charge. Yield more closely reflects current performance than total return.

DISTRIBUTION INFORMATION 12 MONTHS ENDED 11/30/02

-------------------------------------------------------------------------------
Distributions
(number)                                    12
-------------------------------------------------------------------------------
Income                                  $0.008050
-------------------------------------------------------------------------------
  Total                                 $0.008050
-------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 12/31/02(most recent calendar quarter)

                                                         Fund shares
                                                           at NAV
-------------------------------------------------------------------------------
1 year                                                      0.75%
-------------------------------------------------------------------------------
5 years                                                    12.07
Annual average                                              2.30
-------------------------------------------------------------------------------
5 years                                                    27.07
Annual average                                              2.42
-------------------------------------------------------------------------------
Annual average
(life of fund, since 10/26/87)                              3.06
-------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.


COMPARATIVE BENCHMARKS

Lipper New York Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all New York tax-exempt money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It's not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam New York Tax Exempt Money Market Fund

We have audited the accompanying statement of assets and liabilities of the Putnam New York Tax Exempt Money Market Fund, including the fund's portfolio, as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Putnam New York Tax Exempt Money Market Fund as of November 30, 2002, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                       KPMG  LLP
Boston, Massachusetts
January 2, 2003



THE FUND'S PORTFOLIO
November 30, 2002

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
FGIC                -- Financial Guaranty Insurance Company
FSA                 -- Financial Security Assurance
G.O. Bonds          -- General Obligation Bonds
LOC                 -- Letter of Credit
MBIA                -- MBIA Insurance Company
VRDN                -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.5%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
New York (93.7%)
-------------------------------------------------------------------------------------------------------------------
           $575,000 Chateaugay Central School Dist. G.O. Bonds, FGIC,
                    2 1/2s, 6/15/03                                                       AAA              $576,989
            600,000 Chemung Cnty., Indl. Dev. Agcy. VRDN (Arnot Ogden
                    Med. Ctr.), Ser. A, 1.15s, 3/1/19 (JP Morgan Chase &
                    Co. (LOC))                                                            VMIG1             600,000
            800,000 Depew Union Free School Dist. G.O. Bonds, FSA,
                    2 1/2s, 6/15/03                                                       Aaa               804,069
          1,800,000 Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
                    (Marist College), Ser. A, 1.2s, 7/1/28 (Bank of
                    New York (LOC))                                                       A-1+            1,800,000
            760,000 Greenwich, Central School Dist. G.O. Bonds, FGIC,
                    2 1/2s, 6/15/03                                                       AAA               762,422
          2,200,000 Long Island, Pwr. Auth. VRDN, Ser. 2, 1.3s, 5/1/33
                    (Bayerische Landesbank (LOC))                                         VMIG1           2,200,000
          1,540,000 NY City, Indl. Dev. Agcy. Civic Fac. VRDN (Church of
                    Heavenly Rest), 1.3s, 7/1/21 (Bank of New
                    York (LOC))                                                           VMIG1           1,540,000
          2,200,000 NY City, VRDN, Ser. B, FGIC, 1.1s, 10/1/20                            VMIG1           2,200,000
          2,300,000 NY City, Cts. Fac. Lease VRDN (Jay Street Dev. Corp.),
                    Ser. A-1, 1.1s, 5/1/22 (Morgan Guaranty Trust (LOC))                  VMIG1           2,300,000
                    NY City, Cultural Res. VRDN (American Museum of
                    National History)
            400,000 Ser. A, MBIA, 1s, 4/1/21                                              VMIG1             400,000
          1,900,000 Ser. B, MBIA, 1s, 4/1/21                                              VMIG1           1,900,000
          1,500,000 NY City, Indl. Dev. Agcy. VRDN (Stroheim & Romann),
                    1.2s, 12/1/15 (Westdeutsche Landesbank
                    Girozentrale (LOC))                                                   A-1+            1,500,000
          2,575,000 NY State VRDN, Ser. A, 1 1/2s, 3/13/20 (Dexia
                    Credit Local (LOC))                                                   VMIG1           2,575,000
                    NY State Dorm. Auth. VRDN
          1,600,000 (NY Pub. Library), Ser. B, MBIA, 1.1s, 7/1/28                         VMIG1           1,600,000
          2,200,000 (Oxford U. Press Inc.), 1.2s, 7/1/23 (Landesbank
                    Hessen Thuringen (LOC))                                               VMIG1           2,200,000
                    NY State Energy Research & Dev. Auth. Poll.
                    Control VRDN
          3,800,000 (Niagara Mohawk Pwr. Corp.), Ser. A, 1.4s, 7/1/15
                    (Toronto Dominion Bank (LOC))                                         A-1             3,800,000
          2,000,000 (NY Elec. & Gas), Ser. D, 1.07s, 10/1/29 (Bank One
                    Chicago (LOC))                                                        VMIG1           2,000,000
          1,000,000 NY State Env. VRDN, Ser. G, 1.48s, 11/30/18
                    (Westdeutsche Landesbank (LOC))                                       VMIG1           1,000,000
          1,400,000 NY State Hsg. Fin. Agcy. VRDN (Special Surgery
                    Hosp. Staff), Ser. A, 1.3s, 11/1/10 (Chase Manhattan
                    Bank (LOC))                                                           VMIG1           1,400,000
          2,300,000 NY State Local Govt. Assistance Corp. VRDN, Ser. A,
                    1.1s, 4/1/22 (Bayerische Landesbank, Westdeutsche
                    Landesbank (LOC))                                                     VMIG1           2,300,000
            200,000 NY State Pwr. Auth. G.O. Bonds, 4.8s, 1/1/05 (PRE)                    Aaa               204,522
            745,000 Red Hook Central School Dist. G.O. Bonds, FSA,
                    2 1/2s, 6/15/03                                                       Aaa               747,577
                    Shenendehowa Central School Dist. G.O. Bonds
            240,000 Ser. B, FSA, 2 1/2s, 6/15/03                                          Aaa               240,701
            240,000 Ser. A, FSA, 2 1/2s, 6/1/03                                           Aaa               240,651
            250,000 Ser. D, FSA, 2 1/2s, 5/1/03                                           Aaa               250,615
            585,000 Sherrill City School Dist. G.O. Bonds, FGIC,
                    2 1/2s, 6/15/03                                                       Aaa               587,192
            480,000 South Glens Falls Central School Dist. G.O. Bonds,
                    MBIA, 2 1/2s, 11/15/03                                                Aaa               483,861
          2,325,000 Suffolk Cnty., Indl. Dev. Agcy. VRDN (Target Rock
                    Corp.), 1 1/4s, 2/1/07 (Bank of Nova Scotia (LOC))                    VMIG1           2,325,000
          2,200,000 Triborough, Bridge & Tunnel Auth. VRDN, Ser. A,
                    FSA, 1 1/8s, 1/1/31                                                   VMIG1           2,200,000
          1,700,000 Westchester Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
                    (Boys & Girl Club), 1.2s, 2/1/24 (Bank of New
                    York (LOC))                                                           A-1+            1,700,000
            665,000 White Plains G.O. Bonds (Pub. Impt.), Ser. A,
                    3 1/2s, 5/15/03                                                       Aa1               669,830
                                                                                                      -------------
                                                                                                         43,108,429

Puerto Rico (4.8%)
-------------------------------------------------------------------------------------------------------------------
          2,200,000 Cmnwlth. of PR, Hwy & Trans. Auth. VRDN, Ser. A,
                    AMBAC, 1.05s, 7/1/28                                                  VMIG1           2,200,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $45,308,429)                                                $45,308,429
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $45,999,336.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 2002 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 2002. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade," or "MIG," for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree

      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      AAA = Extremely strong capacity to pay interest and repay principal
      AA = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety A-2 = Satisfactory capacity for timely repayment

(PRE) Prerefunded with callable dates within a year.

      The rates shown on VRDN's are the current interest rates shown at November 30, 2002 which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                           $45,308,429
-------------------------------------------------------------------------------------------
Cash                                                                                678,433
-------------------------------------------------------------------------------------------
Interest and other receivables                                                      123,307
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               18,213
-------------------------------------------------------------------------------------------
Total assets                                                                     46,128,382

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                14,795
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           10,925
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         51,131
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            8,557
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                        9,596
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            450
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               33,592
-------------------------------------------------------------------------------------------
Total liabilities                                                                   129,046
-------------------------------------------------------------------------------------------
Net assets                                                                      $45,999,336

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                        $45,999,336
-------------------------------------------------------------------------------------------
Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($45,999,336 divided by 45,999,336 shares)                                            $1.00
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended November 30, 2002
Interest income:                                                                   $664,050
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    199,152
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       96,822
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                    5,669
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,524
-------------------------------------------------------------------------------------------
Auditing                                                                             26,502
-------------------------------------------------------------------------------------------
Other                                                                                30,376
-------------------------------------------------------------------------------------------
Total expenses                                                                      363,045
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (17,178)
-------------------------------------------------------------------------------------------
Net expenses                                                                        345,867
-------------------------------------------------------------------------------------------
Net investment income                                                               318,183
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $318,183
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                             Year ended November 30
                                                                      ---------------------------------
                                                                             2002                  2001
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                    $318,183              $828,458
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      318,183               828,458
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
From tax exempt income                                                   (318,183)             (828,458)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                       4,756,366             1,965,313
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                            4,756,366             1,965,313

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year                                                      41,242,970            39,277,657
-------------------------------------------------------------------------------------------------------
End of year                                                           $45,999,336           $41,242,970
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended November 30
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income                  .0081        .0217        .0329        .0251        .0288
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  .0081        .0217        .0329        .0251        .0288
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                     (.0081)      (.0217)      (.0329)      (.0251)      (.0288)
-----------------------------------------------------------------------------------------------------
Total distributions                   (.0081)      (.0217)      (.0329)      (.0251)      (.0288)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  0.81         2.20         3.34         2.55         2.91
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $45,999      $41,243      $39,278      $41,051      $38,986
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .82          .80          .76          .77          .79
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .72         2.14         3.43         2.60         2.88
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
November 30, 2002

Note 1
Significant accounting policies

Putnam New York Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal, New York State and New York City personal income taxes as Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect, wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with the maintenance of liquidity and stability of principal. The fund invests primarily in a nondiversified portfolio of short-term New York tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest is recorded on the accrual basis.
Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a financial reporting and a tax basis is the same.

D) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly to the shareholders.

Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion and 0.18% thereafter.

Effective January 1, 2003, an expense limit of 0.60% will be in effect.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended November 30, 2002, the fund's expenses were reduced by $17,178 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $345 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

For the year ended November 30, 2002, Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Retail Management received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchases and sales of securities

During the year ended November 30, 2002, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $43,360,661 and $38,800,300, respectively.

Note 4
Capital shares

At November 30, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                    Year ended November 30
---------------------------------------------------------------------------
Class A                                           2002                2001
---------------------------------------------------------------------------
Shares sold                                 36,274,028          45,928,990
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               318,183             862,434
---------------------------------------------------------------------------
                                            36,592,211          46,791,424

Shares repurchased                         (31,835,845)        (44,826,111)
---------------------------------------------------------------------------
Net increase                                 4,756,366           1,965,313
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.



TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Transco
Trustee since 1997                 Killian Professor of          (formerly National Grid Group,
                                   Economics and                 a UK-based holding company
                                   Management and                with interests in electric and gas
                                   Director of the Center        transmission and distribution and
                                   for Energy and                telecommunications infrastructure),
                                   Environmental Policy          and the Whitehead Institute for
                                   Research, Massachusetts       Biomedical Research (a non-profit
                                   Institute of Technology       research institution). President of the
                                                                 Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer of          Companies, Inc. and the United Way
Trustee since 1992                 Putnam Investments            of Massachusetts Bay. Member of the
Vice President since 1981          and Putnam                    Board of Governors of the Investment
                                   Management                    Company Institute, Trustee of the
                                                                 Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith* (4/13/34),           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of November 30, 2002,
  there were 101 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management or Marsh & McLennan Companies, Inc.,
  the parent company of Putnam LLC and its affiliated companies. Messrs. Putnam, III, Lasser and Smith are deemed "interested  persons" by virtue of their positions as officers or shareholders of the fund or Putnam Management, Putnam Retail Management or Marsh & McLennan Companies, Inc. George Putnam, III
  is the President of your fund and each of the other Putnam funds. Lawrence J. Lasser is the President and Chief Executive Officer of Putnam Investments and Putnam Management. Mr. Lasser and Mr. Smith
  serve as Directors of Marsh & McLennan Companies, Inc.




OFFICERS

In addition to George Putnam III and Lawrence J. Lasser, the other officers of the fund are shown below:

Name, Address, 1 Date of Birth,    Length of Service with
Position(s) Held with Fund         the Putnam Funds              Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter                  Since 1989                    Managing Director, Putnam Investments
(7/26/38), Executive Vice                                        and Putnam Management
President, Treasurer and
Principal Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam Investments
(12/1/46), Senior Vice                                           and Putnam Management
President

Karnig H. Durgarian                Since 2002                    Senior Managing Director, Putnam
(1/13/56), Vice President and                                    Investments
Principal Executive Officer

Steven D. Krichmar                 Since 2002                    Managing Director, Putnam Investments.
(6/27/58), Vice President and                                    Prior to July 2001, Partner,
Principal Financial Officer                                      PricewaterhouseCoopers LLP

Michael T. Healy                   Since 2000                    Managing Director, Putnam Investments
(1/24/58), Assistant Treasurer
and Principal Accounting
Officer

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments
(2/27/63), Vice President                                        and Putnam Management

Charles E. Haldeman Jr.            Since 2002                    Senior Managing Director, Putnam
(10/29/48), Vice President                                       Investments and Putnam Management.
                                                                 Prior to October 2002, Chief Executive
                                                                 Officer, Lincoln National Investment
                                                                 Companies; prior to January 2000,
                                                                 President and Chief Operating Officer,
                                                                 United Asset Management; prior to
                                                                 January 1998, Partner and Director,
                                                                 Cooke & Bieler, Inc.

Richard G. Leibovitch              Since 1999                    Managing Director, Putnam Investments
(10/31/63), Vice President                                       and Putnam Management. Prior to 1999,
                                                                 Managing Director, J.P. Morgan

Beth S. Mazor                      Since 2002                    Senior Vice President, Putnam Investments
(4/6/58), Vice President

Richard A. Monaghan                Since 1998                    Senior Managing Director, Putnam
(8/25/54), Vice President                                        Investments and Putnam Retail
                                                                 Management. Prior to November 1998,
                                                                 Managing Director, Merrill Lynch

Stephen M. Oristaglio              Since 1998                    Senior Managing Director, Putnam
(8/21/55), Vice President                                        Investments and Putnam Management.
                                                                 Prior to 1998, Managing Director, Swiss
                                                                 Bank Corp.

Gordon H. Silver                   Since 1990                    Senior Managing Director, Putnam
(7/3/47), Vice President                                         Investments, Putnam Management and
                                                                 Putnam Retail Management

Mark C. Trenchard                  Since 2002                    Senior Vice President, Putnam Investments
(6/5/62), Vice President

John R. Verani                     Since 1988                    Senior Vice President, Putnam
(6/11/39), Vice President                                        Investments and Putnam Management

Judith Cohen                       Since 1993                    Clerk and Assistant Treasurer, The
(6/7/45), Clerk and                                              Putnam Funds
Assistant Treasurer

Jerome J. Jacobs                   Since 1996                    Managing Director of Putnam Management
(8/20/58), Vice President
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


[PHOTO OMITTED: SAMUEL PUTNAM]

PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With 65 years of experience, Putnam now has over $280 billion in assets under management, over 100 mutual funds, more than 14 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service ten times in the past eleven years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed-income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach ensures that we adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal Executive Officer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Richard G. Leibovitch
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Jerome J. Jacobs
Vice President

John R. Verani
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam New York Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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